Bonds, notes and other obligations - Summary of repayment schedule of bonds, notes and other obligations (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Borrowings	S/ 8,389,672	S/ 7,778,751
2021
Disclosure of detailed information about borrowings [line items]
Borrowings		104,078
2022
Disclosure of detailed information about borrowings [line items]
Borrowings	249,609	137,900
2023
Disclosure of detailed information about borrowings [line items]
Borrowings	2,261,443	2,171,241
2025 onwards
Disclosure of detailed information about borrowings [line items]
Borrowings	S/ 5,878,620	S/ 5,365,532